Oct. 23, 2024
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $10,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  30 and 31 of the Prospectus and “Additional Purchase and Redemption Information” on page  90 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 46  for further information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Assuming No Redemption
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	Up to 90% of the Fund’s total assets in equity securities;
■	Up to 30% of the Fund’s total assets in corporate debt securities that are below investment-grade; and
■	Up to 25% of the Fund’s total assets in foreign equity and debt securities.
The Fund’s target allocation is as follows:
■	70% to 90% in equity securities; and
■	10% to 30% in debt securities.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund’s total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund’s total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”) of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund’s total assets in foreign equity and debt securities. The target allocation range of the Fund’s investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund’s assets invested in debt and equity securities will change based on the portfolio manager’s assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company’s capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund’s absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Highest Quarter: June 30, 2020 +17.15% Lowest Quarter: March 31, 2020 -18.63%
Average Annual Total Returns for the periods ended 12/31/2023 (returns reflect applicable sales charges)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | High Yield Securities Risk
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Foreign Investment Risk
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Growth/Value Investing Risk
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Smaller Company Securities Risk
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Capital Builder Fund) | Class A
Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $10,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  30 and 31 of the Prospectus and “Additional Purchase and Redemption Information” on page  90 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 46  for further information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[2]
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Assuming No Redemption
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	At least 80% of the Fund’s total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality
■	Up to 40% of the Fund’s total assets in equity securities
■	Up to 25% of the Fund’s total assets in foreign equity and debt securities
The Fund’s target allocation is as follows:
■	60% to 90% in debt securities; and
■	10% to 40% in equity securities.
We employ a flexible, active allocation strategy to diversify the portfolio across various asset- and sub-asset classes in an attempt to achieve the Fund’s objective over an economic cycle, consistent with an appropriate level of risk. We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us determine the allocations to the various asset- and sub-asset classes. Implementation of these allocations could involve either actively- or passively-managed approaches. We may allocate a maximum of 20% of the Fund’s assets in a manner intended to replicate the performance of indexes.
Within the Fund’s fixed income allocation, we invest in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, and we may invest without limit in below investment-grade debt securities (often called “high-yield” securities or “junk bonds”). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We may invest without limit in corporate bonds, government bonds, convertible bonds, loans, municipal bonds, and securitized bonds. We may invest in the debt of U.S. or foreign (including emerging markets) issuers.
Within the Fund’s equity allocation, we generally invest in dividend paying common and preferred stocks, real estate investment trusts and master limited partnerships. We may invest in equities issued by U.S. or foreign (including emerging markets) issuers of any size.
We may invest in derivatives, including listed equity and interest rate futures and swaps, either to manage the risk profile of the portfolio or to efficiently gain exposure to specific areas of the market.
We regularly review the portfolio allocation to ensure that it provides optimal balance of rewards (total return, including income) and risks. We may alter the allocation to asset- and sub-asset classes available for investment if we find that increasing or decreasing allocation to an asset- or sub-asset class would provide a better balance of expected risks and rewards net of the transaction costs of implementing these changes. Within each asset- and sub-asset class, each investment is regularly reviewed and may be sold when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, we have identified a more attractive investment opportunity, or the investment does not facilitate the replication of an index’s return and risk characteristics.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Highest Quarter: June 30, 2020 +10.40% Lowest Quarter: March 31, 2020 -14.35%
Average Annual Total Returns for the periods ended 12/31/2023 (returns reflect applicable sales charges)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | High Yield Securities Risk
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Foreign Investment Risk
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Growth/Value Investing Risk
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Smaller Company Securities Risk
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Derivatives Risk [Member]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Emerging Markets Risk
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Futures Contracts Risk [Member]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Index Tracking Risk [Member]
Index Tracking  Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index’s composition or performance could cause the Fund’s returns to be lower than if the Fund employed an active strategy.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Loan Risk
Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Municipal Securities Risk
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Real Estate Securities Risk
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Swaps Risk
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Classes A and C) | (Diversified Income Builder Fund) | Class A
Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $10,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  30 and 31 of the Prospectus and “Additional Purchase and Redemption Information” on page  90 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 46  for further information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Assuming No Redemption
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11%  of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund’s net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Bloomberg  U.S. Treasury Index. We seek to achieve the Fund’s investment objective by allocating at least 45% and up to 75% of its assets in equity securities and at least 25% and up to 55% of its assets in fixed income securities.
The Fund’s “neutral” target allocation is as follows:
■	60% of the Fund’s total assets in equity securities; and
■	40% of the Fund’s total assets in fixed income securities.
The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Bloomberg  U.S. Treasury Index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund’s fixed income portion.
The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund’s target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Highest Quarter: June 30, 2020 +12.57% Lowest Quarter: June 30, 2022 -11.53%
Average Annual Total Returns for the periods ended 12/31/2023 (returns reflect applicable sales charges)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Derivatives Risk [Member]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Futures Contracts Risk [Member]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Index Tracking Risk [Member]
Index Tracking  Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index’s composition or performance could cause the Fund’s returns to be lower than if the Fund employed an active strategy.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Multi-Asset Funds - Classes A and C) | (Index Asset Allocation Fund) | Class A
Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.